Related Party Transactions - Additional Information (Detail) In Thousands, unless otherwise specified				12 Months Ended	1 Months Ended		12 Months Ended						12 Months Ended		12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2012 Beijing Shengtuo Autohome Advertising Co., Ltd. [Member] CNY	Apr. 30, 2012 Beijing POP Information Technology Co., Ltd. [Member] CNY	Apr. 30, 2012 Lianhe Shangqing (Beijing) Advertisement Co., Ltd. [Member] CNY	Dec. 31, 2013 Telstra International HK Limited [Member] USD ($)	Dec. 31, 2013 Telstra International HK Limited [Member] CNY	Dec. 31, 2012 Telstra International HK Limited [Member] CNY	Dec. 31, 2013 Telstra International Limited [Member] USD ($)	Dec. 31, 2013 Telstra International Limited [Member] CNY	Dec. 31, 2012 Telstra International Limited [Member] CNY	Dec. 31, 2013 Autohome Media Limited [Member] CNY	Oct. 31, 2013 Autohome Media Limited [Member]	Dec. 31, 2013 Beijing Australian Telecommunications Technical Consulting Limited [Member] USD ($)	Dec. 31, 2013 Beijing Australian Telecommunications Technical Consulting Limited [Member] CNY	Dec. 31, 2012 Beijing Australian Telecommunications Technical Consulting Limited [Member] CNY
Related Party Transaction [Line Items]
Office rent expense				438
Settlement of outstanding related party balances					2,085	3,008
Network maintenance services							21	128	246	42	255
Acquisition date													2013-10
The percentage of Autohome Media owned by the spouse of one of the Group's directors, prior to the acquisition														50.00%
Related party payables outstanding	94	567								69	418				25	149
Executive services on a part-time basis										$ 69	418				$ 25	149